Interested and Related Parties - Transactions and Balances (Details) - Schedule of transactions with interested and related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Transactions With Interested And Related Parties Abstract
Labor cost and related expenses	$ 66	$ 126
Interest expenses on loans from related parties and shareholders	264	332
Total	$ 330	$ 458